Long-term debt - Debt Covenants (Details)				1 Months Ended				12 Months Ended
	Apr. 28, 2016 USD ($) credit_facility	Jul. 01, 2015	Jun. 19, 2015	May 31, 2015	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 30, 2011 USD ($)	Dec. 31, 2016 USD ($)	Apr. 27, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 28, 2015 NOK	May 31, 2014 USD ($)	Jan. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)	Oct. 31, 2013 NOK	Oct. 17, 2013 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)
Debt Instrument [Line Items]
Debt covenant, net debt to EBITDA				6.0
Debt service coverage ratio								1.15
Debt outstanding								$ 9,608,000,000		$ 10,661,000,000
Ship Finance Variable Interest Entities
Debt Instrument [Line Items]
Debt covenant, cash and cash equivalents								$ 25,000,000
Debt covenant, total liabilities to total assets								0.8
Secured Debt
Debt Instrument [Line Items]
Number of credit facilities maturing in near term | credit_facility	3
$2,000 facility (NADL) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount							$ 2,000,000,000
$1,450 facility
Debt Instrument [Line Items]
Debt, face amount					$ 1,450,000,000
Debt outstanding								$ 353,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)					125.00%
Secured Debt
Debt Instrument [Line Items]
Debt covenant, net debt to EBITDA	6.5
Permitted leverage ratio for period one				6.0
Permitted leverage ratio for period two				5.5
Permitted leverage ratio for period three				4.5
Debt outstanding								6,450,000,000		7,373,000,000
Secured Debt | Scenario One, Leverage Ratio 4.50 to 4.99 | LIBOR
Debt Instrument [Line Items]
Additional margin payable (as percent)		0.125%
Secured Debt | Scenario One, Leverage Ratio 5.00 to 5.49 | LIBOR
Debt Instrument [Line Items]
Additional margin payable (as percent)		0.25%
Secured Debt | Scenario One, Leverage Ratio 5.50 to 6.00 | LIBOR
Debt Instrument [Line Items]
Additional margin payable (as percent)		0.75%
Secured Debt | Minimum | Scenario One, Leverage Ratio 4.50 to 4.99
Debt Instrument [Line Items]
Leverage ratio		4.5
Secured Debt | Minimum | Scenario One, Leverage Ratio 5.00 to 5.49
Debt Instrument [Line Items]
Leverage ratio		5.00
Secured Debt | Minimum | Scenario One, Leverage Ratio 5.50 to 6.00
Debt Instrument [Line Items]
Leverage ratio		5.50
Secured Debt | Maximum | Scenario One, Leverage Ratio 4.50 to 4.99
Debt Instrument [Line Items]
Leverage ratio		4.99
Secured Debt | Maximum | Scenario One, Leverage Ratio 5.00 to 5.49
Debt Instrument [Line Items]
Leverage ratio		5.49
Secured Debt | Maximum | Scenario One, Leverage Ratio 5.50 to 6.00
Debt Instrument [Line Items]
Debt covenant, net debt to EBITDA	6.0
Leverage ratio		6.00
Secured Debt | $2,000 facility (NADL)
Debt Instrument [Line Items]
Debt, face amount								2,000,000,000
Debt outstanding								1,033,000,000		$ 1,200,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)							135.00%
Secured Debt | Credit facility, Ship Finance International Loans, $420 facility | Seadrill Partners LLC
Debt Instrument [Line Items]
Debt, face amount								420,000,000
Debt outstanding								$ 279,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)			125.00%					125.00%
Bank Loans
Debt Instrument [Line Items]
Debt covenant, cash and cash equivalents	$ 250,000,000								$ 150,000,000
Debt covenant, EBITDA to interest expense ratio								2.5
Debt covenant, current assets to current liabilities ratio								1
Debt covenant, percentage of shares in listed companies owned (as percent)								20.00%
Equity ratio (as percent)	30.00%							30.00%
Debt covenant, net debt to EBITDA								4.5
Bonds
Debt Instrument [Line Items]
Equity ratio (as percent)								30.00%
$1,000 million fixed interest bond
Debt Instrument [Line Items]
Debt, face amount																		$ 1,000,000,000
Senior Notes | $ 600 bond (NADL)
Debt Instrument [Line Items]
Debt outstanding								$ 187,000,000				$ 165,000,000
Senior Notes | $ 600 bond (NADL) | North Atlantic Drilling
Debt Instrument [Line Items]
Debt, face amount													$ 600,000,000
Senior Unsecured Bond | $500 bond
Debt Instrument [Line Items]
Debt, face amount																	$ 500,000,000
Senior Unsecured Bond | NOK1,500 million bond (NADL)
Debt Instrument [Line Items]
Debt, face amount | NOK											NOK 1,500,000,000.0				NOK 1,500,000,000
Credit facility, International Loans
Debt Instrument [Line Items]
Debt, face amount														$ 475,000,000		$ 475,000,000
$440 facility
Debt Instrument [Line Items]
Debt, face amount						$ 440,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)						135.00%